Summary of Significant Accounting Policies (Details) - Schedule of basic and diluted net income per common share - USD ($)	3 Months Ended		9 Months Ended		12 Months Ended
	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2021	Dec. 31, 2020	Mar. 31, 2021	Mar. 31, 2020
Class A Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ 288,567		$ (6,007,472)		$ 3,222,033
Denominator:
Weighted-average shares outstanding	17,250,000		17,250,000		2,741,096
Basic and diluted net income (loss) per share	$ 0.02		$ (0.35)		$ 1.17	$ 0
Class B Common Stock [Member]
Numerator:
Allocation of net income (loss)	$ 72,142	$ (114)	$ (1,501,868)	$ (114)	$ 5,039,591	$ (9,715)
Denominator:
Weighted-average shares outstanding	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500	4,312,500
Basic and diluted net income (loss) per share	$ 0.02	$ 0	$ (0.35)	$ 0	$ 1.17	$ 0